Average Annual Total Returns		12 Months Ended	44 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	16.93%
FT Vest U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Percent		17.60%	8.92%
Performance Inception Date	May 15, 2020
FT Vest U.S. Equity Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.60%	8.92%
FT Vest U.S. Equity Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.42%	6.97%